                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                August 15, 2006
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                66
                                             ------------------

Form 13F Information Table Value Total:          $267,617
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      550      600 SH       Sole                      600
ALCOA, INC.                    COM              013817101      214     6609 SH       Sole                     6609
ALLIANCEBERNSTEIN              COM              01881G106      679    11100 SH       Sole                    11100
ALLSTATE CORP.                 COM              020002101      476     8700 SH       Sole                     8700
ALTRIA GROUP INC.              COM              02209S103     3631    49453 SH       Sole                    49453
AMER. INTL. GROUP              COM              026874107     6082   103000 SH       Sole                   103000
AMPHENOL CORP NEW - CL A       COM              032095101    14203   253800 SH       Sole                   253800
AT&T CORP.                     COM              001957109      225     8082 SH       Sole                     8082
BANK OF AMERICA                COM              060505104      835    17358 SH       Sole                    17358
BELLSOUTH CORP.                COM              079860102      257     7103 SH       Sole                     7103
BERKSHIRE HATHAWAY B           COM              084670207     6168     2027 SH       Sole                     2027
BP PLC - SPONS ADR             COM              056622104      752    10804 SH       Sole                    10804
BRISTOL WEST HOLDINGS INC      COM              11037M105     5600   350000 SH       Sole                   350000
CATALYTICA ENERGY SYSTEMS      COM              148884109       28    20000 SH       Sole                    20000
CEDAR FAIR L.P.                COM              150185106     1606    60500 SH       Sole                    60500
CENDANT CORP                   COM              151313103    17551  1077425 SH       Sole                  1077425
CHEVRON CORP                   COM              166764100     3278    52818 SH       Sole                    52818
CITIGROUP, INC.                COM              172967101      639    13250 SH       Sole                    13250
COCA COLA                      COM              191216100     8331   193650 SH       Sole                   193650
CONSECO INC                    COM              208464883    20363   881500 SH       Sole                   881500
DISCOVERY HOLD.                COM              25468Y107     9772   667950 SH       Sole                   667950
EXXON MOBIL                    COM              30231G102     1239    20192 SH       Sole                    20192
FIRST HORIZON                  COM              320517105     2002    49800 SH       Sole                    49800
FORTUNE BRANDS                 COM              349631101     8519   119975 SH       Sole                   119975
GENERAL ELECTRIC               COM              369604103      884    26823 SH       Sole                    26823
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       Sole                    20000
HONEYWELL INTL INC             COM              438516106      245     6083 SH       Sole                     6083
INTERNAT. PAPER                COM              460146103     1592    49300 SH       Sole                    49300


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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
J.P. MORGAN CHASE              COM              46625H100     4852   115526 SH       Sole                   115526
JOHNSON & JOHNSON              COM              478160104      254     4244 SH       Sole                     4244
KRAFT FOODS                    COM              50075N104     2087    67550 SH       Sole                    67550
LIBERTY CAPITAL                COM              53071M302     5384    64266 SH       Sole                    64266
LIBERTY INTERACT.              COM              53071M104     5542   321085 SH       Sole                   321085
MERCK & CO. INC.               COM              589331107      209     5739 SH       Sole                     5739
MERITOR SAVINGS BANK-PA        COM              590007100     2641   652000 SH       Sole                   652000
MICROSOFT CORP                 COM              594918104      522    22389 SH       Sole                    22389
NEWELLRUBBERMAID               COM              651229106     8905   344757 SH       Sole                   344757
NORWOOD RES.                   COM              669958100       11    10000 SH       Sole                    10000
PFIZER                         COM              717081103     5877   250416 SH       Sole                   250416
PHH CORP COM NEW               COM              693320202     4131   150000 SH       Sole                   150000
PINNACLE WEST                  COM              723484101     9487   237700 SH       Sole                   237700
PITNEY BOWES                   COM              724479100     3052    73900 SH       Sole                    73900
PLURISTEM LIFE SYS             COM              72940P106        1    20000 SH       Sole                    20000
PNC BANK CORP.                 COM              693475105      303     4316 SH       Sole                     4316
POLYMER GROUP                  COM              731745204     1730    67916 SH       Sole                    67916
POLYMER GROUP B                COM              731745303      265    10367 SH       Sole                    10367
PRIMEDIA INC                   COM              74157K101     3660  2000000 SH       Sole                  2000000
ROYAL DUTCH SHELL              COM              780259206     1976    29495 SH       Sole                    29495
TIME WARNER                    COM              887317105     3484   201360 SH       Sole                   201360
TREEHOUSE FOODS                COM              89469A104     5017   210000 SH       Sole                   210000
TYCO INTL                      COM              902124106    15702   570995 SH       Sole                   570995
UST INC.                       COM              902911106     3764    83300 SH       Sole                    83300
VERIZON COMM.                  COM              92343V104      347    10372 SH       Sole                    10372
WASTE MGMT.                    COM              94106L109    15183   423150 SH       Sole                   423150
WELLS FARGO CO.                COM              949746101      235     3500 SH       Sole                     3500
SPDR-HEALTHCARE                MUTUAL           81369y209     4758 157350.00 SH      Sole                157350.00
SPDR-UTILITIES                 MUTUAL           81369Y886     1033 32000.00 SH       Sole                 32000.00
iSHARES DIVIDEND               MUTUAL           464287168      977 15500.00 SH       Sole                 15500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    24850 491305.00 SH      Sole                491305.00
LIBERTY GLOBAL                 COM              530555101     3306 153790.00 SH      Sole                153790.00
LIBERTY GLOBAL-C               COM              530555309     3190 155076.00 SH      Sole                155076.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      390 64068.19 SH       Sole                 64068.19
iSHARES LEHMAN AGGREGATE INDEX BOND             464287226     1666 17100.00 SH       Sole                 17100.00
iSHARES T.I.P.S.               BOND             464287176     6887 69171.63 SH       Sole                 69171.63
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105       99    10000 SH       Sole                    10000
FRANKLIN PENNSYLVANIA TAX-FREE TAX-FREE         354723801      117    11423 SH       Sole                    11423


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